Income Taxes (Tables)	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Effective Income Tax
For continuing operations, including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy		Virginia Power		Dominion Energy Gas
Nine Months Ended September 30,	2019	2018	2019	2018	2019		2018

U.S. statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%		21.0%

Increases (reductions) resulting from:

State taxes, net of federal benefit	0.2	3.3	4.5	4.6	3.6		3.2

Investment tax credits	(5.7)	(0.9)	(5.3)	(1.4)	—		—

Production tax credits	(1.2)	(0.7)	(0.8)	(0.7)	—		—

Reversal of excess deferred income taxes	(6.8)	(1.5)	(4.1)	(1.9)	(0.9)		(0.9)

Federal legislative change	—	2.0	—	(0.2)	—		2.7

State legislative change	—	(0.8)	—	—	—		(3.3)

Write-off of regulatory assets	33.5	—	—	—	—		—

AFUDC - equity	(2.0)	(0.9)	—	(0.5)	(0.5)		(0.3)

Other, net	(2.7)	(1.0)	(1.2)	(0.3)	(3.5	) (1)	(4.3	) (1)

Effective tax rate	36.3%	20.5%	14.1%	20.6%	19.7%		18.1%

(1)	Includes (3.7) % and (4.4) % relating to the absence of tax on noncontrolling interest in 2019 and 2018, respectively.